Life Settlement Contracts, at Fair Market Value (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Life Settlement Contracts, at Fair Market Value

8. Life Settlement Contracts, at Fair Market Value

Information about life settlement contracts, all of which are reported at fair value at December 31, 2012 and included in other assets in the Company’s consolidated balance sheets, based on estimated remaining life expectancy for each of the next five succeeding years and in the aggregate, at December 31, 2012 was as follows:

Period ending December 31,	Number of Contracts	Carrying Value	Face Value
2013	0	$—	$—
2014	1	—	500
2015	0	—	—
2016	0	—	—
2017	1	—	500
Thereafter	35	1,342	49,604
Total	37	$1,342	$50,604

Key assumptions in measuring the fair value of life settlement contracts were as follows:

	December 31, 2011	December 31, 2012
Discount Rate	18.50%	18.50%
Life expectancies range (months)	19 to 270	16 to 260
Average life expectancy (months)	141	147

The Company is required to pay certain life insurance premiums to keep the life settlement contracts in force. Premiums are required to be paid throughout the life of the insured. At December 31, 2012, the anticipated amount of life insurance premiums to be paid by the Company for the next 5 years was as follows:

Year Ended	Amount
2013	$1,341
2014	881
2015	565
2016	536
2017	282
$3,605

The Company recorded fair market value losses in the amount of $1,091 and $1,522 for the years ended December 31, 2011 and 2012, respectively. Encumbrances on life settlement contracts are $222 and $0 at December 31, 2011 and 2012, respectively.